USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2023 (unaudited)

Besides the following listed Commodity Futures Contracts, United States Treasury Obligations and Money Market Funds of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at March 31, 2023.

The following Commodity Futures Contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2023:

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts
LME Lead Futures LL, April 2023 contracts	12	$624,922	Apr-23	$8,153	0.1%
ICE Low Sulphur Gasoil Futures QS, May 2023 contracts	8	602,500	May-23	(1,100)	(0.0)	%(a)
LME Lead Futures LL, May 2023 contracts	12	638,891	May-23	(7,316)	(0.1)%
LME Zinc Futures LX, July 2023 contracts	8	596,796	Jul-23	(12,696)	(0.2)%
ICE Brent Crude Futures CO, September 2023 contracts	8	622,670	Jul-23	10,210	0.1%
	48	3,085,779		(2,749)	(0.1)%
United States Contracts
NYMEX NY Harbour ULSD Futures HO, June 2023 contracts	6	639,807	May-23	7,077	0.1%
CME Live Cattle Futures LC, June 2023 contracts	10	643,480	Jun-23	5,020	0.1%
ICE Sugar #11 Futures SB, July 2023 contracts	26	618,475	Jun-23	17,214	0.2%
ICE Cocoa Futures CC, July 2023 contracts	21	603,530	Jul-23	4,210	0.0	%(b)
ICE Coffee Futures KC, July 2023 contracts	9	573,844	Jul-23	(1,106)	(0.0	)%(a)
NYMEX Platinum Futures PL, July 2023 contracts	13	616,710	Jul-23	35,305	0.4%
CBOT Soybean Futures S, August 2023 contracts	9	632,363	Aug-23	7,425	0.1%
NYMEX RBOB Gasoline Futures RB, September 2023 contracts	6	612,776	Aug-23	7,547	0.1%
CBOT Corn Futures C, September 2023 contracts	21	607,400	Sep-23	(1,288)	(0.0	)%(a)
CBOT Soybean Meal Futures SM, September 2023 contracts	14	605,150	Sep-23	4,830	0.0	%(b)
	135	6,153,535		86,234	1.0%

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2023 (unaudited) (continued)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
United States Contracts (continued)
Open Commodity Futures Contracts - Short(c)
Foreign Contracts
LME Lead Futures LL, April 2023 contracts	12	$(640,084)	Apr-23	$7,009	0.1%
	12	(640,084)		7,009	0.1%
Total Open Commodity Futures Contracts(d)	195	$8,599,230		$90,494	1.0%

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
4.43%, 4/06/2023	400,000	$399,757	4.6%
4.60%, 4/27/2023	400,000	398,685	4.6%
Total Treasury Obligations
(Cost $798,442)		$798,442	9.2%
United States – Money Market Funds
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 4.79%(e)
(Cost $818,000)	818,000	$818,000	9.5%
Total Investments
(Cost $1,616,442)		$1,706,936	19.8%
Other Assets in Excess of Liabilities		6,918,704	80.2%
Total Net Assets		$8,625,640	100.0%

(a)	Position represents greater than (0.05)%.
(b)	Position represents less than 0.05%.
(c)	All short contracts are offset by long positions in commodity futures contracts and are acquired solely for the purpose of reducing a long position (e.g., due to a redemption or to reflect a rebalancing of the SDCI).
(d)	Collateral amounted to $828,118 on open commodity futures contracts.
(e)	Reflects the 7-day yield at March 31, 2023.

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2023 (unaudited) (concluded)

Summary of Investments by Country^
United States	99.8%
United Kingdom	0.2
100.0%

^	As a percentage of total investments.